Thrivent Mutual Funds

625 Fourth Avenue South

Minneapolis, MN 55415

May 5, 2016

United States Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

RE:	XBRL Supplement of Thrivent Mutual Funds (the “Registrant”)

Ladies and Gentlemen:

For filing is a supplement, in XBRL format, to the Registrant’s prospectus dated February 1, 2016, as supplemented February 29. 2016. If you have any questions or comments regarding the foregoing, please contact me at (612) 844-4198. Thank you.

Very truly yours,

/s/ Michael W. Kremenak

Michael W. Kremenak

Secretary and Chief Legal Officer